Financial instruments	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Financial instruments
5.	Financial instruments

(1)	Financial instruments by measurement method
The carrying amount of Sony’s assets and liabilities by measurement method as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
Assets:
Financial assets required to be measured at amortized cost (“AC”)
Investments and advances in the Financial Services segment
Debt securities	396,481	521,054
Housing loans in the banking business	3,574,468	3,763,261
Other loans	16,892	21,950
Trade and other receivables*
Trade receivables	2,140,220	1,923,433
Other receivables	5,971	12,364
Other financial assets
Time deposit	48,416	6,179
Security deposit	107,316	150,950
Non-current other receivables in the Pictures segment	155,525	104,943
Other	47,849	70,514
Financial assets required to be measured at fair value through profit or loss (“FVPL”)
Investments and advances in the Financial Services segment
Debt securities	1,295,877	1,394,539
Equity securities	3,210,296	3,740,189
Other financial assets
Debt securities	22,388	20,555
Equity securities	258,939	487,454
Derivative assets	72,423	86,141
Financial assets designated to be measured at FVPL
Investments and advances in the Financial Services segment
Debt securities	1,243,109	893,972
Financial assets required to be measured at fair value through other comprehensive income (“FVOCI”)
Investments and advances in the Financial Services segment
Debt securities	9,593,519	8,849,130
Other financial assets
Debt securities	140	139
Financial assets designated to be measured at FVOCI
Investments and advances in the Financial Services segment
Equity securities	7,305	5,880
Other financial assets
Equity securities	309,710	382,947

Total assets	22,506,844	22,435,594

Current assets	2,669,709	2,534,666
Non-current assets	19,837,135	19,900,928

*	The amounts of trade and other receivables exclude contract assets within trade and other receivables, and contract assets in the consolidated statements of financial position.
Cash and cash equivalents are excluded from the table above. Refer to Note 27.

	Yen in millions
	March 31
	2024	2025
Liabilities:
Financial liabilities required to be measured at AC
Short-term borrowings	1,812,605	1,843,959
Current portion of long-term debt	217,711	287,445
Trade and other payables
Trade payables	1,803,920	1,927,633
Other payables	221,542	123,454
Deposits from customers in the banking business *1	3,845,607	4,243,962
Long-term debt	2,058,117	2,066,842
Deferred consideration *2	107,368	95,942
Investment contract liabilities	60,392	62,772
Other financial liabilities	65,790	79,340
Financial liabilities required to be measured at FVPL
Other financial liabilities
Derivative liabilities	29,287	154,526
Contingent consideration	50,343	25,785
Financial liabilities designated to be measured at FVPL
Other financial liabilities
Redeemable noncontrolling interests	54,028	52,963

Total liabilities	10,326,710	10,964,623

Current liabilities	7,881,832	8,323,430
Non-current liabilities	2,444,878	2,641,193

*1	Deposits from customers in the banking business include the non-current portion that is recorded within other financial liabilities in the consolidated statements of financial position.
*2	Deferred consideration is recorded within other financial liabilities or trade and other payables in the consolidated statements of financial position.

(2)	Financial instruments measured at fair value on a recurring basis
The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.
Debt instruments and equity instruments
Where quoted prices of financial instruments are available in an active market, these instruments are classified in Level 1 of the fair value hierarchy. Level 1 financial instruments include exchange-traded equity instruments. If quoted market prices are not available for the specific financial instruments or the market is inactive, then fair values are estimated by using pricing models, quoted prices of financial instruments with similar characteristics or discounted cash flow method and mainly classified in Level 2 of the fair value hierarchy. Level 2 financial instruments include debt instruments with quoted prices that are not traded as actively as exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, these instruments are classified within Level 3 of the fair value hierarchy. Level 3 financial instruments primarily include certain private equity investments, investment funds, securitized products which are not classified within Level 1 or Level 2 and domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. Sony estimates the fair value for private equity investments primarily by using comparable company analysis and discounted cash flow method. The price book-value ratio and price earnings ratio of comparable companies, as well as cost of capital and EBITDA multiples for the terminal value used in discounted cash flow method, are primarily used as significant unobservable inputs in the fair value measurement of equity securities classified as Level 3. The fair value increases (decreases) as the price book-value ratio and price earnings ratio of comparable companies rise (decline). In addition, the fair value increases (decreases), as the cost of capital declines (rises) and EBITDA multiples rise (decline), both of which are used in discounted cash flow method. Sony estimates the fair value for certain investment funds by using the net asset value. Sony estimates the fair value for securitized products and domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs by using third-party information such as indicative quotes from dealers without adjustment or discounted cash flow method. For validating the fair values of Level 3 financial instruments, Sony primarily uses internal models which include management judgment or estimation of assumptions that market participants would use in pricing the asset.
Derivatives
Exchange-traded derivatives valued using quoted prices are classified within Level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters, meaning parameters that are actively quoted and can be validated to external sources, including pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes model, which are consistently applied. For derivative products that have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within Level 2 of the fair value hierarchy. If significant unobservable inputs are used in the models, such instruments are classified within Level 3.
In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract valuation models employing market observable inputs, such as spot currency rates and time value. These derivatives are classified within Level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2024 and 2025 is as follows:

	Yen in millions
	March 31, 2024
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	-	423,129	-	423,129	-	-	423,129	-
Japanese local government bonds	-	1,846	-	1,846	-	-	1,846	-
Japanese corporate bonds	-	27,296	20	27,316	-	-	27,296	20
Foreign government bonds	39,363	192,325	-	231,688	-	-	231,688	-
Foreign corporate bonds	-	11,981	2,933	14,914	-	-	11,981	2,933
Investment funds	-	552,017	67,355	619,372	-	-	599,937	19,435
Equity securities	3,451,655	8,146	9,434	3,469,235	-	-	3,210,296	258,939
Derivative assets
Interest rate contracts	-	49,619	-	49,619	-	1,009	-	48,610
Foreign exchange contracts	-	20,425	-	20,425	-	18,774	-	1,651
Equity contracts	-	-	2,379	2,379	-	2,379	-	-
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	-	1,021,309	-	1,021,309	4,302	-	1,017,007	-
Japanese local government bonds	-	13,945	-	13,945	5,310	-	8,635	-
Japanese corporate bonds	-	3,302	-	3,302	3,302	-	-	-
Foreign government bonds	-	39,472	-	39,472	7,390	-	32,082	-
Foreign corporate bonds	-	159,158	5,923	165,081	49,578	-	115,503	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	-	7,057,395	-	7,057,395	300	-	7,057,095	-
Japanese local government bonds	-	48,712	-	48,712	550	-	48,162	-
Japanese corporate bonds	-	743,804	138,848	882,652	11,414	-	871,238	-
Foreign government bonds	-	1,221,208	-	1,221,208	-	-	1,221,068	140
Foreign corporate bonds	-	266,362	34,757	301,119	28,363	-	272,756	-
Securitized products	-	60,565	22,008	82,573	-	-	82,573	-
Financial assets designated to be measured at FVOCI
Equity securities	67,834	-	249,181	317,015	-	-	7,305	309,710

Total assets	3,558,852	11,922,016	532,838	16,013,706	110,509	22,162	15,239,597	641,438

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	-	6,450	-	6,450	406	6,044
Foreign exchange contracts	-	17,493	-	17,493	16,297	1,196
Equity contracts	3,428	1,916	-	5,344	5,344	-
Contingent consideration	-	-	50,343	50,343	26,193	24,150
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	-	-	54,028	54,028	-	54,028

Total liabilities	3,428	25,859	104,371	133,658	48,240	85,418

	Yen in millions
	March 31, 2025
					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Investments and advances in the Financial Services segment (Current)	Other financial assets (Current)	Investments and advances in the Financial Services segment (Non-current)	Other financial assets (Non-current)
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese national government bonds	-	411,764	-	411,764	-	-	411,764	-
Japanese local government bonds	-	1,225	-	1,225	-	-	1,225	-
Japanese corporate bonds	-	19,828	33	19,861	-	-	19,828	33
Foreign government bonds	41,867	179,346	-	221,213	-	-	221,213	-
Foreign corporate bonds	-	24,657	2,849	27,506	-	-	24,657	2,849
Investment funds	-	666,662	66,863	733,525	-	-	715,852	17,673
Equity securities	4,210,845	7,120	9,678	4,227,643	-	-	3,740,189	487,454
Derivative assets
Interest rate contracts	-	65,433	-	65,433	-	493	-	64,940
Foreign exchange contracts	-	15,255	-	15,255	-	13,821	-	1,434
Equity contracts	910	911	2,346	4,167	-	4,167	-	-
Bond contracts	1,286	-	-	1,286	-	1,286	-	-
Financial assets designated to be measured at FVPL
Debt securities
Japanese national government bonds	-	757,357	-	757,357	3,494	-	753,863	-
Japanese local government bonds	-	8,596	-	8,596	8,596	-	-	-
Foreign government bonds	-	50,569	-	50,569	5,639	-	44,930	-
Foreign corporate bonds	-	71,408	6,042	77,450	25,659	-	51,791	-
Financial assets required to be measured at FVOCI
Debt securities
Japanese national government bonds	-	6,134,141	-	6,134,141	35,000	-	6,099,141	-
Japanese local government bonds	-	71,752	-	71,752	11,055	-	60,697	-
Japanese corporate bonds	-	693,016	111,792	804,808	11,087	-	793,721	-
Foreign government bonds	-	1,315,058	-	1,315,058	4,612	-	1,310,307	139
Foreign corporate bonds	-	353,862	61,068	414,930	29,447	-	385,483	-
Securitized products	-	59,702	48,878	108,580	-	-	108,580	-
Financial assets designated to be measured at FVOCI
Equity securities	86,339	-	302,488	388,827	-	-	5,880	382,947

Total assets	4,341,247	10,907,662	612,037	15,860,946	134,589	19,767	14,749,121	957,469

					Presentation in the consolidated statements of financial position
	Level 1	Level 2	Level 3	Total	Other financial liabilities (Current)	Other financial liabilities (Non-current)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Interest rate contracts	-	15,835	-	15,835	1,016	14,819
Foreign exchange contracts	-	15,778	-	15,778	15,778	-
Equity contracts	514	-	118,606	119,120	514	118,606
Bond contracts	3,793	-	-	3,793	3,793	-
Contingent consideration	-	-	25,785	25,785	11,594	14,191
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	-	-	52,963	52,963	10,912	42,051

Total liabilities	4,307	31,613	197,354	233,274	43,607	189,667

Cash and cash equivalents are excluded from the tables above. Refer to Note 27.
Transfers of debt securities from Level 2 to Level 1 were 2,384 million yen and 2,557 million yen for the fiscal years ended March 31, 2024 and 2025, respectively, as quoted prices in active markets for certain debt securities became available. Transfers of debt securities from Level 1 to Level 2 were 830 million yen and 2,081 million yen for the fiscal years ended March 31, 2024 and 2025, respectively, as quoted prices in active markets for certain debt securities became unavailable.
Transfers of equity securities from Level 2 to Level 1 were 1,480 million yen for the fiscal year ended March 31, 2025, as quoted prices in active markets for certain equity securities became available. There were no transfers of equity securities from Level 2 to Level 1 for the fiscal year ended March 31, 2024.

Previously, the amount of transfers was calculated by assuming that transfers between levels occurred at the beginning of each quarterly consolidated accounting period. However, beginning in the fiscal year ended March 31, 2025, the calculation of the amount of transfers has been changed to assume that transfers between levels occurred as of April 1 if transfers between levels occur during the interim consolidated accounting period or as of October 1 if they occur after October 1. The amount of transfers between levels for the fiscal year ended March 31, 2024 is calculated in the same way.
The valuation techniques used to measure the fair value of assets and liabilities classified as Level 3, significant unobservable inputs, and their range are as follows:

	Valuation technique(s)	Significant unobservable inputs	Range
			March 31, 2024	March 31, 2025
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	Discounted cash flow	Credit spread	27bp-72bp	53bp-71bp
Securitized products			90bp-170bp	80bp-140bp
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	Option pricing (Black-Scholes)	Volatility	-	47.7%-57.0%
* bp = basis point
The decrease (increase) in fair value is the result of rise (decline) of credit spreads.
For the above assets classified as Level 3, the fair value would not change significantly, if one or more of the significant unobservable inputs were changed to reflect reasonably possible alternative assumptions.
The
changes
in fair value of Level 3 assets and liabilities for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2024
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income * 3	Purchases	Sales and settlements	Transfers to Level 3 *4	Transfers out of Level 3 *4*5	Other	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	38	-	-	20	(18)	-	-	(20)	20
Foreign corporate bonds	3,377	171	-	317	-	-	-	(932)	2,933
Investment funds	60,796	3,781	736	8,677	(6,635)	-	-	-	67,355
Equity securities	6,789	595	1	1,951	(152)	-	-	250	9,434
Derivative assets
Equity contracts	4,692	(2,816)	503	-	-	-	-	-	2,379
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	3,541	642	-	1,740	-	-	-	-	5,923
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	171,622	8	(32,782)	-	-	-	-	-	138,848
Foreign corporate bonds	24,672	1,315	255	29,150	(19,148)	-	(1,487)	-	34,757
Securitized products	40,591	1,483	34	7,905	(24,437)	-	(3,568)	-	22,008
Financial assets designated to be measured at FVOCI
Equity securities	324,028	-	(6,987)	6,342	(73,874)	-	(1,175)	847	249,181
Liabilities:
Financial liabilities required to be measured at FVPL
Contingent consideration	51,512	182	6,614	4,363	(12,328)	-	-	-	50,343
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	47,326	(3,396)	5,345	5,294	(541)	-	-	-	54,028

	Yen in millions
	Fiscal year ended March 31, 2025
		Total gains (losses) *1
	Beginning balance	Net income *2	Other comprehensive income * 3	Purchases	Sales and settlements	Transfers to Level 3 *4	Transfers out of Level 3 *4*5	Other *6	Ending balance
Assets:
Financial assets required to be measured at FVPL
Debt securities
Japanese corporate bonds	20	-	-	33	-	-	-	(20)	33
Foreign corporate bonds	2,933	(53)	-	-	(31)	-	-	-	2,849
Investment funds	67,355	2,580	(94)	35,176	(37,968)	-	-	(186)	66,863
Equity securities	9,434	(1,725)	(1)	2,391	(421)	-	-	-	9,678
Derivative assets
Equity contracts	2,379	-	(33)	-	-	-	-	-	2,346
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	5,923	119	-	-	-	-	-	-	6,042
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	138,848	9	(27,065)	-	-	-	-	-	111,792
Foreign corporate bonds	34,757	(939)	(452)	48,023	(17,628)	-	(2,693)	-	61,068
Securitized products	22,008	(1,605)	37	40,906	(12,468)	-	-	-	48,878
Financial assets designated to be measured at FVOCI
Equity securities	249,181	-	(16,430)	7,200	(2,185)	-	(1,699)	66,421	302,488
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	-	121,082	(2,476)	-	-	-	-	-	118,606
Contingent consideration	50,343	(3,013)	(260)	3,101	(24,221)	-	-	(165)	25,785
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	54,028	(610)	(348)	6,199	(6,306)	-	-	-	52,963

*1	For liability items, gains are presented as negative and losses are presented as positive.

*2
Gains (losses) recognized in net income are included in financial services revenue, other operating (income) expense, net, financial income and financial expenses in the consolidated statements of income.

*3
Gains (losses) recognized in other comprehensive income are included in changes in equity instruments measured at fair value through other comprehensive income, changes in debt instruments measured at fair value through other comprehensive income and exchange differences on translating foreign operations in the consolidated statements of comprehensive income.

*4
Previously, the amount of transfers was calculated by assuming that transfers between levels occurred at the beginning of each quarterly consolidated accounting period. However, from the fiscal year ended March 31, 2025, the calculation of the amount of transfers has been changed to assume that transfers between levels occurred as of April 1 if transfers between levels occur during the interim consolidated accounting period or as of October 1 if they occur after October 1. The amount of transfers between levels for the fiscal year ended March 31, 2024 is calculated in the same way.

*5	Certain financial assets were transferred from Level 3 because observable market data became available.

*6	The increase in equity securities designated to be measured at fair value through other comprehensive income is mainly due to a change in the scope of consolidation.

The
changes
in unrealized gains (losses) recognized in net income for Level 3 assets and liabilities held as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025
Assets:
Financial assets required to be measured at FVPL
Debt securities
Foreign corporate bonds	171	(39)
Investment funds	3,887	(1,801)
Equity securities	495	(840)
Derivative assets
Equity contracts	(2,816)	-
Financial assets designated to be measured at FVPL
Debt securities
Foreign corporate bonds	646	119
Financial assets required to be measured at FVOCI
Debt securities
Japanese corporate bonds	8	9
Foreign corporate bonds	1,315	(939)
Securitized products	1,509	(1,610)
Liabilities:
Financial liabilities required to be measured at FVPL
Derivative liabilities
Equity contracts	-	(121,082)
Contingent consideration	(1,488)	(1,223)
Financial liabilities designated to be measured at FVPL
Redeemable noncontrolling interests	3,270	600
Gains (losses) recognized in net income are included in financial services revenue, other operating (income) expense, net, financial income and financial expenses in the consolidated statements of income.
Sony generally elects to designate investments in equity instruments held to promote its businesses and to maintain and enhance the business relationship as financial assets measured at fair value through other comprehensive income based on the purposes of holding the investments.
Equity instruments measured at fair value through other comprehensive income as of March 31, 2024 and 2025 comprise the following:

	Yen in millions
	March 31
	2024	2025
Marketable equity instruments	67,834	86,339
Non-marketable equity instruments	249,181	302,488

Total	317,015	388,827

Significant marketable equity instruments measured at fair value through other comprehensive income as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
KADOKAWA Corporation	7,545	52,951
ANYCOLOR Inc.	8,568	10,815
Bilibili Inc.	29,410	-
The balances of the
non-marketable
instruments measured at fair value through other comprehensive income by major sector categories as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
Entertainment *1	187,294	181,000
Manufacturing *2	34,610	91,099
Information technology, Communication and Service *3	24,348	27,987

*1	Major investments included Epic Games, Inc.

*2	Major investments included Nichia Corporation as of March 31, 2024.
Major investments included Japan Advanced Semiconductor Manufacturing, Inc. and Nichia Corporation as of March 31, 2025.

*3	Major investments included Semiconductor Energy Laboratory Co., Ltd.
In order to enhance the efficiency of using assets held effectively, Sony derecognizes equity instruments measured at fair value through other comprehensive income upon the sale of the investment. Information relating to investments derecognized during the fiscal years ended March 31, 2024 and 2025 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025
Fair value at derecognition	86,265	32,275
Cumulative amount recognized in other comprehensive income, net of tax*	12,326	(29,508)
Dividend received	122	-

*	The cumulative amount recognized in other comprehensive income, net of tax, was transferred to retained earnings upon derecognition of the equity instruments.

(3)	Financial instruments measured at amortized cost
The fair values by fair value hierarchy level of certain financial instruments that are measured at amortized cost as of March 31, 2024 and 2025 are summarized as follows:

	Yen in millions
	March 31, 2024
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese corporate bonds	-	9,957	-	9,957	9,950
Foreign corporate bonds	-	3,413	-	3,413	3,386
Securitized products	-	-	378,389	378,389	378,736
Other	-	41	4,368	4,409	4,409
Housing loans in the banking business	-	-	3,634,011	3,634,011	3,574,468

Total assets	-	13,411	4,016,768	4,030,179	3,970,949

Liabilities:
Long-term debt including the current portion	-	1,606,340	78,935	1,685,275	1,704,102
Investment contract liabilities	-	59,578	-	59,578	60,392

Total liabilities	-	1,665,918	78,935	1,744,853	1,764,494

	Yen in millions
	March 31, 2025
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Debt securities
Japanese local government bonds	-	11,696	-	11,696	11,626
Japanese corporate bonds	-	24,273	-	24,273	24,916
Foreign corporate bonds	-	937	-	937	935
Securitized products	-	-	439,132	439,132	439,281
Other	-	29,820	14,364	44,184	44,296
Housing loans in the banking business	-	-	3,709,148	3,709,148	3,763,261

Total assets	-	66,726	4,162,644	4,229,370	4,284,315

Liabilities:
Long-term debt including the current portion	-	1,621,264	101,632	1,722,896	1,754,817
Investment contract liabilities	-	60,558	-	60,558	62,772

Total liabilities	-	1,681,822	101,632	1,783,454	1,817,589

The table above does not include financial instruments measured at amortized cost whose carrying amounts approximate their fair values mainly due to their short-term nature.
The fair values of long-term debt, including the current portion classified as Level 2, were estimated mainly based on discounted future cash flows using Sony’s current rates for similar liabilities.
The fair values of investment contract liabilities classified as Level 2 were determined by using the present value of expected cash flows based on risk-free interest rate yield curves adjusted for items such as credit risk.
Financial instruments classified as Level 3 mainly include housing loans in the banking business, securitized products and certain bonds issued by Sony. In determining the fair value of such financial instruments, Sony uses the present value of expected cash flows based on risk-free interest rate yield curves adjusted for items such as credit risk.

(4)	Income and expenses related to financial instruments in the Financial Services segment
Income and expenses related to financial instruments in the Financial Services segment are recorded in other financial services revenue and other financial services expenses in the consolidated statements of income. Income and expenses related to financial instruments in all segments other than Financial Services segment are recorded in financial income and financial expenses in the consolidated statements of income. Refer to Note 24 for the details of financial income and financial expenses.
The breakdown of income and expenses related to financial instruments in the Financial Services segment for the fiscal years ended March 31, 2023, 2024 and 2025 is as follows:

	Yen in millions
	March 31, 2023
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income* 1
Net gains (losses) recognized in profit or loss	56,150	(109,480)	14,242	(58,484)	141,189	-	43,617
Total interest income	-	-	38,787	-	184,519	-	223,306
Dividend income	-	-	-	-	-	195	195
Expenses
Total interest expenses	-	-	-	29,867	-	-	29,867
Impairment losses (gains) on financial assets	-	-	144	-	8	-	152

	Yen in millions
	March 31, 2024
	Financial instruments required to be measured at FVPL	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income* 1
Net gains (losses) recognized in profit or loss	857,653	(120,317)	5,279	(105,974)	257,902	-	894,543
Total interest income	-	-	52,060	-	191,209	-	243,269
Dividend income	-	-	-	-	-	459	459
Expenses
Total interest expenses	-	-	-	72,488	-	-	72,488
Impairment losses (gains) on financial assets	-	-	(42)	-	(3)	-	(45)

	Yen in millions
	March 31, 2025
	Financial instruments required to be measured at FVPL* 2	Financial instruments designated to be measured at FVPL	Financial assets measured at AC	Financial liabilities measured at AC	Debt instruments measured at FVOCI	Equity instruments measured at FVOCI	Total
Income* 1
Net gains (losses) recognized in profit or loss	149,946	(123,876)	12,969	14,830	(48,650)	-	5,219
Total interest income	-	-	59,507	-	203,044	-	262,551
Dividend income	-	-	-	-	-	186	186
Expenses
Total interest expenses	-	-	-	79,366	-	-	79,366
Impairment losses (gains) on financial assets	-	-	(91)	-	17	-	(74)

*1	Income includes investment returns which occurred in the insurance business. Refer to Note 13.
*2
Financial instruments required to be measured at FVPL include the fair value changes attributable to the hedged risks of debt instruments measured at fair value through other comprehensive income designated as the hedged items in fair value hedges.